Administrative, operations and project expenses (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about general and administration expense [Line Items]
Administrative expenses		$ (3,373,150)	$ (2,151,599)	$ (1,653,858)
Exploration costs	[1]	689,204	763,562	1,387,463
Operations and project expenses		(2,586,016)	(2,631,754)	(2,903,132)
Administrative expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
Labor expenses		(1,658,613)	(759,324)	(662,258)
General expenses		(1,424,348)	(1,140,975)	(911,645)
Taxes		(60,397)	(48,753)	(39,117)
Depreciation and amortization		(229,792)	(202,547)	(40,838)
Operations and project expenses [Member]
Disclosure of detailed information about general and administration expense [Line Items]
Labor expenses		(309,972)	(402,531)	(316,386)
Taxes		(428,608)	(483,330)	(433,506)
Exploration costs		(689,087)	(763,452)	(1,387,379)
Commissions fees freights and services		(656,432)	(558,370)	(466,862)
Fee for regulatory entities		(142,695)	(94,785)	(98,794)
Depreciation and amortization		(83,909)	(60,952)	(44,318)
Maintenance		(78,181)	(56,333)	(50,846)
Right-of-use assets amortization		(10,814)	(14,532)	0
Others		$ (186,318)	$ (197,469)	$ (105,041)

[1]	Exploration expenses include the costs of geological and geophysical activities, as well as the non-productive exploratory wells.